NON-FINANCIAL ASSETS AND LIABILITIES (Details 8) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total non-current tax paybles	$ 212
Taxes payables, current	56	30
Payment Plans [Member]
IfrsStatementLineItems [Line Items]
Total non-current tax paybles	212
Taxes payables, current	14
Value Added Tax [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, current	2	3
Personal Assets Tax Provision [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, current	11	10
Tax Withholdings To Be Deposited [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, current	11	8
Royalties [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, current	12	6
Others One [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, current	$ 6	$ 3